Federated Hermes Capital Reserves Fund Investment Strategy - Federated Hermes Capital Reserves Fund	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund invests primarily in a portfolio of high-quality, dollar-denominated, fixed-income securities which: (1) are issued by banks and corporations in the U.S. and other countries and the U.S. government; and (2) mature in 397 days or less. Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). The Fund may invest in government securities that are issued by entities whose activities are sponsored by the federal government but that have no explicit financial support. As an efficient and cost-effective means of managing cash, the Fund may also invest in affiliated money market funds. These investments will be made pursuant to Rule 12d1-1 of the Investment Company Act of 1940, as amended (“1940 Act”). In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the 1940 Act (“Rule 2a-7”).